                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-14

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

VAX-0103A0-12/03

                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-14.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 12, 2004

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-14. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-478-9727 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-14

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:

   Investments at fair value:

      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class A (AlGrIncA)
         2,690 shares (cost $54,279)........................................................   $   58,637

      American Century VP - International Fund - Class I (ACVPInt)
         3,668 shares (cost $21,712)........................................................       23,582

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         5,263 shares (cost $46,525)........................................................       48,314

      Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)
         751 shares (cost $15,509)..........................................................       16,177

      Dreyfus IP - Mid Cap Stock Portfolio - Service Shares (DryMidCapStS)
         5,454 shares (cost $83,716)........................................................       86,276

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         1,868 shares (cost $23,426)........................................................       24,485

      Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)
         56,407 shares (cost $1,508,114)....................................................    1,603,084

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         2,146 shares (cost $70,714)........................................................       73,865

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         503 shares (cost $6,258)...........................................................        6,814

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         3,673 shares (cost $77,541)........................................................       84,888

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         789 shares (cost $23,263)..........................................................       24,382

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         6,737 shares (cost $147,329).......................................................      155,345

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         3,450 shares (cost $39,369)........................................................       42,233

      Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)
         644,684 shares (cost $644,684).....................................................      644,684

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         1,464 shares (cost $18,610)........................................................       18,991

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         1,884 shares (cost $20,161)........................................................       21,781

      One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
         1,322 shares (cost $20,280)........................................................       20,742

      One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)
         1,516 shares (cost $19,683)........................................................   $   20,896

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         1,190 shares (cost $38,771)........................................................       41,294

      PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur)
         1,361 shares (cost $13,992)........................................................       13,978

      PIMCO VIT - Real Return Portfolio - Administrative Shares (PVITRealRet)
         6,060 shares (cost $76,746)........................................................       74,898

      PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)
         30,768 shares (cost $320,582)......................................................      318,758

      Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
         12,546 shares (cost $135,128)......................................................      136,750

      T. Rowe Price Mid Cap Growth Fund - II (TRowMidCap2)
         818 shares (cost $15,508)..........................................................       16,229
                                                                                               ----------
            Total investments...............................................................    3,577,083

   Accounts receivable......................................................................           --
                                                                                               ----------
            Total assets....................................................................    3,577,083

Accounts payable............................................................................           26
                                                                                               ----------
Contract owners' equity (note 4)............................................................   $3,577,057
                                                                                               ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF OPERATIONS
For the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                      Total    AlGrIncA   ACVPInt   ACVPUltra
                                                    --------   --------   -------   ---------
Investment activity:
   Reinvested dividends .........................   $  8,654        --        --         --
   Mortality and expense risk charges (note 2) ..     (4,017)      (65)      (26)       (54)
                                                    --------     -----     -----      -----
      Net investment income .....................      4,637       (65)      (26)       (54)
                                                    --------     -----     -----      -----

   Proceeds from mutual funds shares sold .......      4,017        65        26         54
   Cost of mutual fund shares sold ..............     (3,945)      (62)      (25)       (53)
                                                    --------     -----     -----      -----
   Realized gain (loss) on investments ..........         72         3         1          1
   Change in unrealized gain (loss)
      on investments ............................    135,184     4,357     1,870      1,789
                                                    --------     -----     -----      -----
      Net gain (loss) on investments ............    135,256     4,360     1,871      1,790
                                                    --------     -----     -----      -----
   Reinvested capital gains .....................      9,266        --        --         --
                                                    --------     -----     -----      -----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $149,159     4,295     1,845      1,736
                                                    ========     =====     =====      =====

                                                    BCFTCpAsset   DryMidCapStS   DrySmCapIxS   DryStkIx
                                                    -----------   ------------   -----------   --------
Investment activity:
   Reinvested dividends .........................        --             203            39        6,019
   Mortality and expense risk charges (note 2) ..       (18)            (98)          (28)      (1,780)
                                                        ---           -----         -----       ------
      Net investment income .....................       (18)            105            11        4,239
                                                        ---           -----         -----       ------

   Proceeds from mutual funds shares sold .......        18              98            28        1,780
   Cost of mutual fund shares sold ..............       (18)            (96)          (27)      (1,729)
                                                        ---           -----         -----       ------
       Realized gain (loss) on investments ......        --               2             1           51
   Change in unrealized gain (loss)
      on investments ............................       669           2,560         1,059       94,970
                                                        ---           -----         -----       ------
      Net gain (loss) on investments ............       669           2,562         1,060       95,021
                                                        ---           -----         -----       ------
   Reinvested capital gains .....................        --              --           125           --
                                                        ---           -----         -----       ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       651           2,667         1,196       99,260
                                                        ===           =====         =====       ======

                                                    DryVIFApp   DryVIFIntVal   FidVIPEIS   FidVIPGrS
                                                    ---------   ------------   ---------   ---------
Investment activity:
   Reinvested dividends .........................     $  926          54            --          --
   Mortality and expense risk charges (note 2) ..        (82)         (7)          (93)        (27)
                                                      ------         ---         -----       -----
      Net investment income .....................        844          47           (93)        (27)
                                                      ------         ---         -----       -----

   Proceeds from mutual funds shares sold .......         82           7            93          27
   Cost of mutual fund shares sold ..............        (80)         (7)          (89)        (27)
                                                      ------         ---         -----       -----
      Realized gain (loss) on investments .......          2          --             4          --
   Change in unrealized gain (loss)
      on investments ............................      3,151         556         7,346       1,120
                                                      ------         ---         -----       -----
      Net gain (loss) on investments ............      3,153         556         7,350       1,120
                                                      ------         ---         -----       -----
   Reinvested capital gains .....................         --          --            --          --
                                                      ------         ---         -----       -----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     $3,997         603         7,257       1,093
                                                      ======         ===         =====       =====

                                                    FidVIPConS   FrVIPForSec2   GVITMyMkt5   GVITSmCapGr
                                                    ----------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends .........................         --            --          473           --
   Mortality and expense risk charges (note 2) ..       (174)          (47)        (742)         (22)
                                                       -----         -----         ----          ---
      Net investment income .....................       (174)          (47)        (269)         (22)
                                                       -----         -----         ----          ---

   Proceeds from mutual funds shares sold .......        174            47          742           22
   Cost of mutual fund shares sold ..............       (170)          (45)        (742)         (21)
                                                       -----         -----         ----          ---
      Realized gain (loss) on investments .......          4             2           --            1
   Change in unrealized gain (loss)
      on investments ............................      8,017         2,864           --          381
                                                       -----         -----         ----          ---
      Net gain (loss) on investments ............      8,021         2,866           --          382
                                                       -----         -----         ----          ---
   Reinvested capital gains .....................         --            --           --           --
                                                       -----         -----         ----          ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      7,847         2,819         (269)         360
                                                       =====         =====         ====          ===

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF OPERATIONS, Continued
For the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                    GVITSmCapVal   OGMidCapGr   OGMidCapV   OppCapAp   PVITLowDur
                                                    ------------   ----------   ---------   --------   ----------
Investment activity:
   Reinvested dividends .........................      $   --           --           --          --        18
   Mortality and expense risk charges (note 2) ..         (24)         (23)         (23)        (46)      (16)
                                                       ------          ---        -----       -----       ---
      Net investment income .....................         (24)         (23)         (23)        (46)        2
                                                       ------          ---        -----       -----       ---

   Proceeds from mutual funds shares sold .......          24           23           23          46        16
   Cost of mutual fund shares sold ..............         (23)         (23)         (23)        (44)      (16)
                                                       ------          ---        -----       -----       ---
      Realized gain (loss) on investments .......           1           --           --           2        --
   Change in unrealized gain (loss)
      on investments ............................       1,620          463        1,213       2,523       (14)
                                                       ------          ---        -----       -----       ---
      Net gain (loss) on investments ............       1,621          463        1,213       2,525       (14)
                                                       ------          ---        -----       -----       ---
   Reinvested capital gains .....................          --           --           --          --        16
                                                       ------          ---        -----       -----       ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $1,597          440        1,190       2,479         4
                                                       ======          ===        =====       =====       ===

                                                    PVITRealRet   PVITTotRet   RCFMicroCap   TRowMidCap2
                                                    -----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends .........................          64          858           --          $ --
   Mortality and expense risk charges (note 2) ..         (85)        (365)        (154)          (18)
                                                       ------       ------        -----          ----
      Net investment income .....................         (21)         493         (154)          (18)
                                                       ------       ------        -----          ----

   Proceeds from mutual funds shares sold .......          85          365          154            18
   Cost of mutual fund shares sold ..............         (87)        (367)        (153)          (18)
                                                       ------       ------        -----          ----
      Realized gain (loss) on investments .......          (2)          (2)           1            --
   Change in unrealized gain (loss)
      on investments ............................      (1,848)      (1,824)       1,622           720
                                                       ------       ------        -----          ----
      Net gain (loss) on investments ............      (1,850)      (1,826)       1,623           720
                                                       ------       ------        -----          ----
   Reinvested capital gains .....................       1,528        2,504        5,093            --
                                                       ------       ------        -----          ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        (343)       1,171        6,562           720
                                                       ======       ======        =====          ====

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
For the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                   Total     AlGrIncA   ACVPInt   ACVPUltra
                                                ----------   --------   -------   ---------
Investment activity:
   Net investment income.....................   $    4,637       (65)       (26)       (54)
   Realized gain (loss) on
      investments............................           72         3          1          1
   Change in unrealized gain (loss)
      on investments.........................      135,184     4,357      1,870      1,789
   Reinvested capital gains..................        9,266        --         --         --
                                                ----------    ------     ------     ------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations...........      149,159     4,295      1,845      1,736
                                                ----------    ------     ------     ------

Equity transactions:
   Purchase payments received from
      contract owners........................    3,427,920    54,341     21,737     46,578
   Adjustments to maintain reserves..........          (22)        4          1          3
                                                ----------    ------     ------     ------
         Net equity transactions.............    3,427,898    54,345     21,738     46,581
                                                ----------    ------     ------     ------

Net change in contract owners'
   equity....................................    3,577,057    58,640     23,583     48,317
Contract owners' equity beginning
   of period.................................           --        --         --         --
                                                ----------    ------     ------     ------
Contract owners' equity end of period........   $3,577,057    58,640     23,583     48,317
                                                ==========    ======     ======     ======

CHANGES IN UNITS:
   Beginning units...........................           --        --         --         --
                                                ----------    ------     ------     ------
   Units purchased...........................      325,085     5,165      1,990      4,363
   Units redeemed............................           --        --         --         --
                                                ----------    ------     ------     ------
   Ending units..............................      325,085     5,165      1,990      4,363
                                                ==========    ======     ======     ======

                                                BCFTCpAsset   DryMidCapStS   DrySmCaplxS    DryStklx
                                                -----------   ------------   -----------   ---------
Investment activity:
   Net investment income.....................         (18)          105             11         4,239
   Realized gain (loss) on
      investments............................          --             2              1            51
   Change in unrealized gain (loss)
      on investments.........................         669         2,560          1,059        94,970
   Reinvested capital gains..................          --            --            125            --
                                                   ------        ------         ------     ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations...........         651         2,667          1,196        99,260
                                                   ------        ------         ------     ---------

Equity transactions:
   Purchase payments received from
      contract owners........................      15,526        83,609         23,289     1,503,824
   Adjustments to maintain reserves..........          --            (2)             2             1
                                                   ------        ------         ------     ---------
         Net equity transactions.............      15,526        83,607         23,291     1,503,825
                                                   ------        ------         ------     ---------

Net change in contract owners'
   equity....................................      16,177        86,274         24,487     1,603,085
Contract owners' equity beginning
   of period.................................          --            --             --            --
                                                   ------        ------         ------     ---------
Contract owners' equity end of period........      16,177        86,274         24,487     1,603,085
                                                   ======        ======         ======     =========

CHANGES IN UNITS:
   Beginning units...........................          --            --             --            --
                                                   ------        ------         ------     ---------
   Units purchased...........................       1,411         7,418          2,017       141,271
   Units redeemed............................          --            --             --            --
                                                   ------        ------         ------     ---------
   Ending units..............................       1,411         7,418          2,017       141,271
                                                   ======        ======         ======     =========

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,Continued
For the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                DryVIFApp   DryVIFIntVal   FidVIPEIS   FidVIPGrS
                                                ---------   ------------   ---------   ---------
Investment activity:
   Net investment income ....................    $   844           47           (93)        (27)
   Realized gain (loss) on
      investments ...........................          2           --             4          --
   Change in unrealized gain (loss)
      on investments ........................      3,151          556         7,346       1,120
   Reinvested capital gains .................         --           --            --          --
                                                 -------        -----        ------      ------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........      3,997          603         7,257       1,093
                                                 -------        -----        ------      ------

Equity transactions:
   Purchase payments received from
      contract owners .......................     69,868        6,210        77,631      23,289
   Adjustments to maintain
      reserves ..............................         (3)          --            (4)         (2)
                                                 -------        -----        ------      ------
         Net equity transactions ............     69,865        6,210        77,627      23,287
                                                 -------        -----        ------      ------

Net change in contract owners'
   equity ...................................     73,862        6,813        84,884      24,380
Contract owners' equity beginning
   of period ................................         --           --            --          --
                                                 -------        -----        ------      ------
   Contract owners' equity end
      of period .............................    $73,862        6,813        84,884      24,380
                                                 =======        =====        ======      ======

CHANGES IN UNITS:
   Beginning units ..........................         --           --            --          --
                                                 -------        -----        ------      ------
   Units purchased ..........................      6,699          537         7,289       2,113
   Units redeemed ...........................         --           --            --          --
                                                 -------        -----        ------      ------
   Ending units .............................      6,699          537         7,289       2,113
                                                 =======        =====        ======      ======

                                                FidVIPConS   FrVIPForSec2   GVITMyMkt5   GVITSmCapGr
                                                ----------   ------------   ----------   -----------
Investment activity:
   Net investment income ....................        (174)         (47)          (269)         (22)
   Realized gain (loss) on
      investments ...........................           4            2             --            1
   Change in unrealized gain (loss)
      on investments ........................       8,017        2,864             --          381
   Reinvested capital gains .................          --           --             --           --
                                                  -------       ------        -------       ------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........       7,847        2,819           (269)         360
                                                  -------       ------        -------       ------

Equity transactions:
   Purchase payments received from
      contract owners .......................     147,498       39,414        644,953       18,631
   Adjustments to maintain
      reserves ..............................          (3)           4             (4)          (2)
                                                  -------       ------        -------       ------
         Net equity transactions ............     147,495       39,418        644,949       18,629
                                                  -------       ------        -------       ------

Net change in contract owners'
   equity ...................................     155,342       42,237        644,680       18,989
Contract owners' equity beginning
   of period ................................          --           --             --           --
                                                  -------       ------        -------       ------
Contract owners' equity end
   of period ................................     155,342       42,237        644,680       18,989
                                                  =======       ======        =======       ======

CHANGES IN UNITS:
   Beginning units ..........................          --           --             --           --
                                                  -------       ------        -------       ------
   Units purchased ..........................      13,402        3,443         64,589        1,652
   Units redeemed ...........................          --           --             --           --
                                                  -------       ------        -------       ------
   Ending units .............................      13,402        3,443         64,589        1,652
                                                  =======       ======        =======       ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
For the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                GVITSmCapVal   OGMidCapGr   OGMidCapV   OppCapAp
                                                ------------   ----------   ---------   --------
Investment activity:
   Net investment income ....................     $   (24)          (23)        (23)        (46)
   Realized gain (loss) on investments ......           1            --          --           2
   Change in unrealized gain (loss) on
      investments ...........................       1,620           463       1,213       2,523
   Reinvested capital gains .................          --            --          --          --
                                                  -------        ------      ------      ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................       1,597           440       1,190       2,479
                                                  -------        ------      ------      ------

Equity transactions:
   Purchase payments received from contract
      owners ................................      20,184        20,303      19,706      38,815
   Adjustments to maintain reserves .........           1            (6)         (5)         (2)
                                                  -------        ------      ------      ------
         Net equity transactions ............      20,185        20,297      19,701      38,813
                                                  -------        ------      ------      ------

Net change in contract owners' equity .......      21,782        20,737      20,891      41,292
Contract owners' equity beginning of
   period ...................................          --            --          --          --
                                                  -------        ------      ------      ------
Contract owners' equity end of period .......     $21,782        20,737      20,891      41,292
                                                  =======        ======      ======      ======

CHANGES IN UNITS:
   Beginning units ..........................          --            --          --          --
                                                  -------        ------      ------      ------
   Units purchased ..........................       1,668         1,830       1,735       3,581
   Units redeemed ...........................          --            --          --          --
                                                  -------        ------      ------      ------
   Ending units .............................       1,668         1,830       1,735       3,581
                                                  =======        ======      ======      ======

                                                PVITLowDur   PVITRealRet   PVITTotRet   RCFMicroCap
                                                ----------   -----------   ----------   -----------
Investment activity:
   Net investment income ....................          2          (21)          493          (154)
   Realized gain (loss) on investments ......         --           (2)           (2)            1
   Change in unrealized gain (loss) on
      investments ...........................        (14)      (1,848)       (1,824)        1,622
   Reinvested capital gains .................         16        1,528         2,504         5,093
                                                  ------       ------       -------       -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................          4         (343)        1,171         6,562
                                                  ------       ------       -------       -------

Equity transactions:
   Purchase payments received from contract
      owners ................................     13,974       75,240       317,587       130,187
   Adjustments to maintain reserves .........          4            6           (17)           --
                                                  ------       ------       -------       -------
         Net equity transactions ............     13,978       75,246       317,570       130,187
                                                  ------       ------       -------       -------

Net change in contract owners' equity .......     13,982       74,903       318,741       136,749
Contract owners' equity beginning of
   period ...................................         --           --            --            --
                                                  ------       ------       -------       -------
Contract owners' equity end of period .......     13,982       74,903       318,741       136,749
                                                  ======       ======       =======       =======

CHANGES IN UNITS:
   Beginning units ..........................         --           --            --            --
                                                  ------       ------       -------       -------
   Units purchased ..........................      1,406        7,385        31,863        10,860
   Units redeemed ...........................         --           --            --            --
                                                  ------       ------       -------       -------
   Ending units .............................      1,406        7,385        31,863        10,860
                                                  ======       ======       =======       =======

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
For the period November 17, 2003 (commencement of operations) through December 31, 2003

                                                TRowMidCap2
                                                -----------
Investment activity:

   Net investment income ....................     $   (18)

   Realized gain (loss) on investments ......          --

   Change in unrealized gain (loss) on
      investments ...........................         720

   Reinvested capital gains .................          --
                                                  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................         702
                                                  -------

Equity transactions:

   Purchase payments received from contract
      owners ................................      15,526

   Adjustments to maintain reserves .........           2
                                                  -------
         Net equity transactions ............      15,528
                                                  -------

Net change in contract owners' equity .......      16,230

Contract owners' equity beginning of
   period ...................................          --
                                                  -------
Contract owners' equity end of period .......     $16,230
                                                  =======

CHANGES IN UNITS:

   Beginning units ..........................          --
                                                  -------
   Units purchased ..........................       1,398

   Units redeemed ...........................          --
                                                  -------
   Ending units .............................       1,398
                                                  =======

See accompanying notes to financial statements.

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-14

                         NOTES TO FINANCIAL STATEMENTS

                                December 31, 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

     (b)  The Contracts

          Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)* AIM VIF - Capital Development Fund - Series I Shares
                     (AIMCapDev)*

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.(Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                     - Class A (AlGrIncA)

               Portfolios of the American Century Variable Portfolios,
                  Inc.(American Century VP);
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)*

               Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance
                  Shares (BCFTCpAsset)

               Calvert Variable Series, Inc. - Social Equity Portfolio
                  (CalVSSocEq)*

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
                     (DryMidCapStS)
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryVIFIntVal)

               Federated Insurance Series - Quality Bond Fund II - Primary
                  Shares (FedQualBd)*

               Portfolios of the Fidelity(R) Variable Insurance Products Funds
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio - Service Class
                     (FidVIPGrS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)*
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)

               Portfolios of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class 2 (FrVIPForSec2)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)* Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)*
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)* Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)*
                  Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin1)*
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)*
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)*
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)* Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)* Gartmore GVIT Investor Destination (ID) Aggressive Fund
                     (GVITIDAgg)*
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)*
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)*
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)* Gartmore GVIT ID Moderately Conservative Fund
                     (GVITIDModCon)*
                  Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5) Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)* Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)* Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                     (GVITVKMultiSec)*

               Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
                  (GSVITMdCpV)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)* Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)*
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)*

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
                     (NBAMTFasc)*
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
                     (NBAMTMCGr)*

               Portfolios of the One Group(R) Investment Trust (One Group(R)
                  IT);
                  One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
                  One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
                  (OppCapAp)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)*

               Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)*

               Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);
                  PIMCO VIT - Low Duration Portfolio - Administrative Shares
                     (PVITLowDur)
                  PIMCO VIT - Real Return Portfolio - Administrative Shares
                     (PVITRealRet)
                  PIMCO VIT - Total Return Portfolio - Administrative Shares
                     (PVITTotRet)

               Pioneer Variable Contracts Trust - High Yield Portfolio - Class I
                  (PVCTHiYld)*

               Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)

               T. Rowe Price Equity Income Portfolio - II (TRowEqInc)*

               T. Rowe Price Mid Cap Growth Fund - II (TRowMidCap2)

               Portfolios of the Van Kampen - The Universal Institutional Funds,
                  Inc.(Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)*
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)*

               * At December 31, 2003, contract owners have not invested in this fund.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-14
                    NOTES TO FINANCIAL STATEMENTS, Continued

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.95%.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2003, and the contract expense rate, investment income ratio and total return for the period November 17, 2003 (commencement of operations) through December 31, 2003.

                                                   Contract                                           Investment
                                                    Expense                Unit         Contract        Income       Total
                                                     Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   -------   ----------   --------------   ----------   ---------
     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class A
        2003 ...................................     0.95%      5,165   $11.353280     $   58,640        0.00%       13.53% 07/01/03

     American Century VP - International Fund - Class I
        2003 ...................................     0.95%      1,990    11.850660         23,583        0.00%       18.51% 07/01/03

     American Century VP - Ultra(R) Fund - Class I
        2003 ...................................     0.95%      4,363    11.074252         48,317        0.00%       10.74% 07/01/03

     Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
        2003 ...................................     0.95%      1,411    11.464622         16,177        0.00%       14.65% 07/01/03

     Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
        2003 ...................................     0.95%      7,418    11.630293         86,274        0.47%       16.30% 07/01/03

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 ...................................     0.95%      2,017    12.140548         24,487        0.32%       21.41% 07/01/03

     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2003 ...................................     0.95%    141,271    11.347588      1,603,085        0.75%       13.48% 07/01/03

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 ...................................     0.95%      6,699    11.025857         73,862        2.51%       10.26% 07/01/03

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003 ...................................     0.95%        537    12.686840          6,813        1.59%       26.87% 07/01/03

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2003 ...................................     0.95%      7,289    11.645506         84,884        0.00%       16.46% 07/01/03

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2003 ...................................     0.95%      2,113    11.538318         24,380        0.00%       15.38% 07/01/03

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2003 ...................................     0.95%     13,402    11.590970        155,342        0.00%       15.91% 07/01/03

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
        2003 ...................................     0.95%      3,443    12.267546         42,237        0.00%       22.68% 07/01/03

     Gartmore GVIT Money Market Fund: Class V
        2003 ...................................     0.95%     64,589     9.981270        644,680        0.15%       -0.19% 06/30/03

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 ...................................     0.95%      1,652    11.494399         18,989        0.00%       14.94% 07/01/03

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 ...................................     0.95%      1,668    13.059000         21,782        0.00%       30.59% 07/01/03

     One Group(R) IT Mid Cap Growth Portfolio
        2003 ...................................     0.95%      1,830    11.331812         20,737        0.00%       13.32% 07/01/03

     One Group(R) IT Mid Cap Value Portfolio
        2003 ...................................     0.95%      1,735    12.040696         20,891        0.00%       20.41% 07/01/03

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 ...................................     0.95%      3,581    11.530780         41,292        0.00%       15.31% 07/01/03

     PIMCO VIT - Low Duration Portfolio - Administrative Shares
        2003 ...................................     0.95%      1,406     9.944386         13,982        0.26%       -0.56% 06/30/03

     PIMCO VIT - Real Return Portfolio - Administrative Shares
        2003 ...................................     0.95%      7,385    10.142635         74,903        0.17%        1.43% 06/30/03

                                                                     (Continued)

                                                   Contract                                           Investment
                                                    Expense                Unit         Contract        Income       Total
                                                     Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   -------   ----------   --------------   ----------   ---------
     PIMCO VIT - Total Return Portfolio - Administrative Shares
        2003 ...................................     0.95%     31,863   $10.003498     $  318,741        0.54%        0.03% 06/30/03

     Royce Capital Fund - Royce Micro-Cap Portfolio
        2003 ...................................     0.95%     10,860    12.591999        136,749        0.00%       25.92% 07/01/03

     T. Rowe Price Mid Cap Growth Fund - II
        2003 ...................................     0.95%      1,398    11.609127         16,230        0.00%       16.09% 07/01/03
                                                                                       ----------
     2003 Contract owners' equity ................................................     $3,577,057
                                                                                       ==========

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-14:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for the period November 17, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for the period November 17, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY                                   ------------
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220         PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE
                                                                    ------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company